Interest-Bearing Loans and Borrowings - Summary of Exchange Offers (Detail) $ in Millions	Nov. 26, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding exchanged	$ 23,500
4.9% Notes due 2046 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Notes issued exchanged percentage	4.90%
Notes issued exchanged due maturity period	Notes due 2046
Original principal amount outstanding	$ 11,000
Principal amount outstanding exchanged	9,543
Principal amount not exchanged	$ 1,457
4.7% Notes due 2036 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Notes issued exchanged percentage	4.70%
Notes issued exchanged due maturity period	Notes due 2036
Original principal amount outstanding	$ 6,000
Principal amount outstanding exchanged	5,385
Principal amount not exchanged	$ 615
3.65% Notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Notes issued exchanged percentage	3.65%
Notes issued exchanged due maturity period	Notes due 2026
Original principal amount outstanding	$ 11,000
Principal amount outstanding exchanged	8,555
Principal amount not exchanged	$ 2,445